Income Taxes - Summary of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ 7,492,152	₩ 7,998,667
Amounts recognized in profit or loss	(989,852)	(378,178)
Amount recognized in other comprehensive income (loss)	(53,243)	(128,337)	₩ 93,705
Amounts recognized directly in equity	0	0
Ending balance	6,449,057	7,492,152	7,998,667
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(4,018,396)	(5,589,462)
Amounts recognized in profit or loss	86,954	1,699,403
Amount recognized in other comprehensive income (loss)	(53,243)	(128,337)
Amounts recognized directly in equity	0	0
Ending balance	(3,984,685)	(4,018,396)	(5,589,462)
Long-term employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	863,353	339,284
Amounts recognized in profit or loss	(364,037)	384,503
Amount recognized in other comprehensive income (loss)	17,367	139,566
Amounts recognized directly in equity	0	0
Ending balance	516,683	863,353	339,284
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(156,115)	(20,855)
Amounts recognized in profit or loss	54,250	(126,825)
Amount recognized in other comprehensive income (loss)	(28,316)	(8,435)
Amounts recognized directly in equity	0	0
Ending balance	(130,181)	(156,115)	(20,855)
Investments in subsidiaries, associates and joint ventures
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,850,272)	(7,117,637)
Amounts recognized in profit or loss	(556,478)	(597,996)
Amount recognized in other comprehensive income (loss)	15,865	(134,639)
Amounts recognized directly in equity	0	0
Ending balance	(8,390,885)	(7,850,272)	(7,117,637)
Property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,469,734)	(7,007,277)
Amounts recognized in profit or loss	(827,785)	(462,457)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(8,297,519)	(7,469,734)	(7,007,277)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(225,013)	(225,696)
Amounts recognized in profit or loss	(38,008)	683
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(263,021)	(225,013)	(225,696)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(26,573)	(23,405)
Amounts recognized in profit or loss	(3)	(3,168)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(26,576)	(26,573)	(23,405)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(730)	(1,742)
Amounts recognized in profit or loss	880	1,012
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	150	(730)	(1,742)
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(16,339)	27,358
Amounts recognized in profit or loss	(8,489)	18,110
Amount recognized in other comprehensive income (loss)	(68,449)	(61,807)
Amounts recognized directly in equity	0	0
Ending balance	(93,277)	(16,339)	27,358
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,862,318	156,400
Amounts recognized in profit or loss	797,179	1,705,918
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	2,659,497	1,862,318	156,400
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	7,603,648	7,041,660
Amounts recognized in profit or loss	975,554	561,988
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	8,579,202	7,603,648	7,041,660
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,264	2,400
Amounts recognized in profit or loss	107	(136)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	2,371	2,264	2,400
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	17,431	17,992
Amounts recognized in profit or loss	(17,662)	(561)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(231)	17,431	17,992
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	215,275	128,010
Amounts recognized in profit or loss	(51,782)	87,265
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	163,493	215,275	128,010
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	67,821	55,743
Amounts recognized in profit or loss	2,500	12,078
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	70,321	67,821	55,743
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(14,532)	33,935
Amounts recognized in profit or loss	(1,517)	(48,467)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(16,049)	(14,532)	33,935
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(211,318)	(211,860)
Amounts recognized in profit or loss	(8,149)	542
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(219,467)	(211,318)	(211,860)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,320,120	1,216,228
Amounts recognized in profit or loss	130,394	166,914
Amount recognized in other comprehensive income (loss)	10,290	(63,022)
Amounts recognized directly in equity	0	0
Ending balance	1,460,804	1,320,120	1,216,228
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	11,510,548	13,588,129
Amounts recognized in profit or loss	(1,076,806)	(2,077,581)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	10,433,742	11,510,548	13,588,129
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	11,300,587	13,338,743
Amounts recognized in profit or loss	(1,012,460)	(2,038,156)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	10,288,127	11,300,587	13,338,743
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	42,210	46,322
Amounts recognized in profit or loss	(42,210)	(4,112)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	0	42,210	46,322
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	167,751	203,064
Amounts recognized in profit or loss	(22,136)	(35,313)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	₩ 145,615	₩ 167,751	₩ 203,064